MD&A - Capital management	12 Months Ended
Dec. 31, 2023
MDA Capital Management [Line Items]
Disclosure Of Objectives Policies And Processes For Managing Capital Explanatory
An adequate level of

common equity tier 1

(CET1) capital and total

loss-absorbing capacity (TLAC)

meeting both
internal assessment and regulatory requirements

is a prerequisite for conducting our

business activities.
We

manage

our

balance

sheet,

RWA,

leverage

ratio

denominator

(LRD)

and

TLAC

ratio

levels

based

on

our
regulatory requirements,

within our internal limits and targets,

and our externally provided guidance. Our strategic focus
is on achieving an optimal attribution and use of financial resources between our business divisions and Group Items, as
well as between our legal entities, while remaining within

the limits defined for the Group and allocated to the business divisions

by

the

Board

of

Directors

(the

BoD).

These

resource

allocations,

in

turn,

affect

business

plans

and

earnings
projections, which are reflected

in our capital plans.
The annual strategic

planning process includes

a capital planning

component that

is key in

defining our capital

targets.
It is based on an attribution of Group RWA and LRD internal limits to the business divisions.

Limits and targets

are established at

the Group and

business division levels,

and are approved

by the BoD

at least annually.
In the

target-setting process

we take

into account

the current

and potential

future TLAC

requirements, our

aggregate
risk exposure in terms of capital-at-risk and the effect

of expected accounting policy changes.

Reconciliation of equity under IFRS Accounting Standards to Swiss SRB common equity tier 1 capital
USD m 31.12.23 31.12.22
Total equity under IFRS Accounting Standards 86,639 57,218
Equity attributable to non-controlling interests (531) (342)
Defined benefit plans, net of tax (965) (311)
Deferred tax assets recognized for tax loss carry-forwards (3,039) (4,077)
Deferred tax assets for unused tax credits (97)
Deferred tax assets on temporary differences, excess over threshold (64)
Goodwill, net of tax
1
(5,750) (5,754)
Intangible assets, net of tax (894) (150)
Compensation-related components (not recognized in net profit) (2,186) (2,287)
Expected losses on advanced internal ratings-based portfolio less provisions (713) (471)
Unrealized (gains) / losses from cash flow hedges, net of tax 3,109 4,234
Own credit related to (gains) / losses on financial liabilities measured at fair value that existed at the balance sheet date, net of tax
1,291 (523)
Own credit related to (gains) / losses on derivative financial instruments that existed at the balance sheet date
(89) (105)
Prudential valuation adjustments (368) (201)
Accruals for dividends to shareholders (2,240) (1,683)
Transitional CET1 purchase price allocation adjustments, net of tax 4,316
Other 3 (29)
Total common equity tier 1 capital 78,485 45,457
1 Includes goodwill related to significant investments in financial institutions of USD 20 m as of 31 December 2023 (31 December 2022: USD 20 m) presented on the balance sheet line Investments in associates.
Our CET1

capital

mainly

consists

of: share

capital;

share premium,

which primarily

consists

of additional

paid-in capital
related to

shares issued;

and retained

earnings.

A detailed

reconciliation

of equity

under IFRS

Accounting

Standards to

CET1
capital is provided

in the

“Reconciliation of equity under IFRS

Accounting Standards to Swiss

SRB common equity

tier 1
capital” table.

Our CET1 capital increased by USD 33.0 bn to USD 78.5 bn as of 31 December 2023, predominantly due to an operating profit before tax (excluding

negative goodwill) of USD
1.0
bn, the acquisition of the

Credit Suisse Group, which

resulted
in an increase of

USD
34.9
bn as of the

acquisition date (including transitional CET1

purchase price allocation adjustments
of USD 5.0
bn, net of tax), an increase in eligible

deferred tax assets on temporary

differences of USD
1.9 bn, primarily in
connection

with

our

business

planning

process

and

an

election

to

capitalize

compensation-related

costs

for

US

tax
purposes,

and

positive

effects

from

foreign

currency

translation

of

USD
1.5
bn,

partly

offset

by

dividend

accruals

of
USD 2.2
bn, current

tax expense

of USD
1.6
bn, share

repurchases of

USD
1.3
bn under

our share

repurchase programs,
amortization of

transitional CET1 PPA

adjustments (interest rate

and own

credit) of

USD
0.7
bn (net

of tax),

and an

increase
in compensation- and own shares-related components

of USD
0.3 bn.
›
Refer to “UBS shares” in this section for more information about our share repurchase programs
Our loss-absorbing

AT1 capital

increased by

USD
1.0
bn to

USD
13.9
bn, mainly

reflecting two

issuances of

AT1 capital
instruments

of

USD
3.5
bn

and

positive

impacts

from

interest

rate

risk

hedge,

foreign

currency

translation

and

other
effects. These increases were partly

offset by USD
3.0
bn equivalent of AT1 capital instruments

that ceased to be eligible
as going concern capital when we issued notice of redemption of the instruments during 2023.
Our total gone

concern loss-absorbing

capacity increased by USD
60.1 bn to USD 107.1
bn as of 31 December

2023
and included

USD
106.6
bn of TLAC-eligible

senior unsecured

debt.